SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Aggregate Reconciliation of Projected Benefit Obligations, Plan Assets, Funded Status and Amounts Recognized - 10K (Details) - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Benefit Obligation:
Benefit obligation - beginning of year			$ (649.4)	$ (761.7)	$ (761.7)
Benefit obligation - end of year					(649.4)	$ (761.7)
Change in Plan Assets:
Fair value of plan assets - beginning of year			473.9	567.7	567.7
Fair value of plan assets - end of year					473.9	567.7
Pension Plans [Member]
Change in Benefit Obligation:
Benefit obligation - beginning of year			(649.4)	(761.7)	(761.7)	(668.2)
Service cost	$ (0.2)	$ (0.2)	(0.3)	(0.4)	(0.7)	(0.8)	$ (0.9)
Interest cost	(5.1)	(7.1)	(10.3)	(14.3)	(28.6)	(30.1)	(27.6)
Actuarial gain (loss)					44.4	(108.0)
Lump sum settlement					53.4	0.0
Other pension settlements					0.8	0.0
Benefits paid					38.3	41.0
Foreign currency translation adjustments					4.7	4.4
Other					0.0	0.0
Benefit obligation - end of year					(649.4)	(761.7)	(668.2)
Change in Plan Assets:
Fair value of plan assets - beginning of year			473.9	567.7	567.7	557.6
Actual return on plan assets					(13.9)	37.6
Employer contributions	1.4		3.1		17.3	18.2
Lump sum settlement					(53.4)	0.0
Other pension settlements					(0.8)	0.0
Benefits paid					38.3	41.0
Foreign currency translation adjustments					(4.7)	(4.7)
Fair value of plan assets - end of year					473.9	567.7	557.6
Total liability					(175.5)	(194.0)
Other Post-Retirement Benefit Plans [Member]
Change in Benefit Obligation:
Benefit obligation - beginning of year			(13.0)	(12.9)	(12.9)	(14.4)
Service cost	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Interest cost	(0.1)	$ (0.1)	(0.2)	(0.2)	(0.5)	(0.5)	(0.6)
Actuarial gain (loss)					(0.4)	(0.2)
Lump sum settlement					0.0	0.0
Other pension settlements					0.0	0.0
Benefits paid					0.8	0.7
Foreign currency translation adjustments					0.0	0.0
Other					0.0	1.5
Benefit obligation - end of year					(13.0)	(12.9)	(14.4)
Change in Plan Assets:
Fair value of plan assets - beginning of year			0.0	$ 0.0	0.0	0.0
Actual return on plan assets					0.0	0.0
Employer contributions	$ 0.3		$ 0.5		0.8	0.7
Lump sum settlement					0.0	0.0
Other pension settlements					0.0	0.0
Benefits paid					0.8	0.7
Foreign currency translation adjustments					0.0	0.0
Fair value of plan assets - end of year					0.0	0.0	$ 0.0
Total liability					$ (13.0)	$ (12.9)